INTANGIBLE ASSETS, NET (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 1,092
Amortization recognized in the year	1,158	$ 31
Ending Balance	30,885	1,092
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,249	1,014
Initially consolidated company	30,715
Purchases		93
Fair value adjustment derived from final purchase price allocation		110
Currency translation adjustments	236	32
Ending Balance	32,200	1,249
Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(157)	(125)
Amortization recognized in the year	1,158	31
Currency translation adjustments		1
Ending Balance	(1,315)	(157)
Cultivations and processing license [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	904
Ending Balance	9,187	904
Cultivations and processing license [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,060	831
Initially consolidated company	8,950
Purchases		93
Fair value adjustment derived from final purchase price allocation		110
Currency translation adjustments	(49)	26
Ending Balance	9,961	1,060
Cultivations and processing license [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(156)	(125)
Amortization recognized in the year	618	31
Currency translation adjustments		0
Ending Balance	(774)	(156)
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	58
Ending Balance	10,205	58
Customer relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	58	58
Initially consolidated company	10,337
Purchases		0
Fair value adjustment derived from final purchase price allocation		0
Currency translation adjustments	279	0
Ending Balance	10,674	58
Customer relationships [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization recognized in the year	469	0
Currency translation adjustments		0
Ending Balance	(469)	0
Brand [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	63
Ending Balance	11,355	63
Brand [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	63	63
Initially consolidated company	11,300
Purchases		0
Fair value adjustment derived from final purchase price allocation		0
Currency translation adjustments	0	0
Ending Balance	11,363	63
Brand [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization recognized in the year	8	0
Currency translation adjustments		0
Ending Balance	(8)	0
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	67
Ending Balance	138	67
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	68	62
Initially consolidated company	128
Purchases		0
Fair value adjustment derived from final purchase price allocation		0
Currency translation adjustments	6	6
Ending Balance	202	68
Other [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(1)	0
Amortization recognized in the year	63	0
Currency translation adjustments		1
Ending Balance	$ (64)	$ (1)